Exceptional items and remeasurements	12 Months Ended
Mar. 31, 2019
Exceptional Items And Remeasurements [Abstract]
Exceptional items and remeasurements
Exceptional items and remeasurements

To monitor our financial performance, we use a profit measure that excludes certain income and expenses. We call that measure ‘business performance’ or ‘adjusted profit’. Business performance (which excludes exceptional items and remeasurements as defined below) is used by management to monitor financial performance as it is considered that it aids the comparability of our reported financial performance from year to year. We exclude items from business performance because, if included, these items could distort understanding of our performance for the year and the comparability between periods. This note analyses these items, which are included in our results for the year but are excluded from business performance.

Exceptional items and remeasurements from continuing operations

	2019	2018¹	2017
	£m	£m	£m
Included within operating profit
Exceptional items:
Cost efficiency and restructuring programmes	(204)	—	—
Massachusetts Gas labour dispute	(283)	—	—
Impairment of nuclear connection development costs	(137)	—	—
Final settlement of LIPA MSA Transition	—	26	—
Environmental charges	—	—	(526)
Gas holder demolition costs	—	—	(107)
	(624)	26	(633)
Remeasurements – commodity contract derivatives	52	10	68
	(572)	36	(565)
Included within finance income and costs
Remeasurements:
Net (losses)/gains on derivative financial instruments	(40)	119	(58)
Net gains on financial assets at fair value through profit and loss	15	—	—
Net losses on financial liabilities at fair value through profit and loss	(51)	—	—
	(76)	119	(58)
Included within share of post-tax results of joint ventures and associates
Deferred tax arising on the reduction in US corporation tax rate	—	5	—
Total included within profit before tax	(648)	160	(623)
Included within tax
Exceptional items – credits arising on items not included in profit before tax:
Deferred tax arising on the reduction in the UK corporation tax rate	—	—	94
Deferred tax arising on the reduction in the US corporation tax rate	—	1,510	—
Tax on exceptional items	144	(9)	227
Tax on remeasurements	5	(28)	(29)
	149	1,473	292
Total exceptional items and remeasurements after tax	(499)	1,633	(331)
Analysis of total exceptional items and remeasurements after tax
Exceptional items after tax	(480)	1,532	(312)
Remeasurements after tax	(19)	101	(19)
Total exceptional items and remeasurements after tax	(499)	1,633	(331)

1.	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C and note 10).
5. Exceptional items and remeasurements continued
Exceptional items
Management uses an exceptional items framework that has been discussed and approved by the Audit Committee. This follows a three-step process which considers the nature of the event, the financial materiality involved and any particular facts and circumstances. In considering the nature of the event, management focuses on whether the event is within the Group’s control and how frequently such an event typically occurs. In determining the facts and circumstances, management considers factors such as ensuring consistent treatment between favourable and unfavourable transactions, the precedent for similar items, the number of periods over which costs will be spread or gains earned, and the commercial context for the particular transaction.
Items of income or expense that are considered by management for designation as exceptional items include significant restructurings, write-downs or impairments of non-current assets, significant changes in environmental or decommissioning provisions, integration of acquired businesses, gains or losses on disposals of businesses or investments and significant debt redemption costs as a consequence of transactions such as significant disposals or issues of equity, and the related tax as well as deferred tax arising on changes to corporation tax rates.
Costs arising from restructuring programmes include redundancy costs. Redundancy costs are charged to the consolidated income statement in the year in which a commitment is made to incur the costs and the main features of the restructuring plan have been announced to affected employees.
2019
In assessing certain items of income and expenditure against our exceptional items framework, we have concluded that the costs associated with the Massachusetts Gas labour dispute (£283 million), our cost efficiency and restructuring programme (£204 million) and impairments relating to two nuclear connection cancellations (£137 million) should be treated as exceptional (as described further below).
We also considered whether the £95 million income from two legal settlements received in the period should be classified as exceptional. However, we concluded it was appropriate to recognise the income in earnings before exceptional items (within NGV and Other), in line with the treatment of the original costs.
Cost efficiency and restructuring programmes: Our UK and US businesses incurred restructuring charges as we reviewed organisational structures, operational activities and relevant roles and responsibilities to ensure we are able to operate more efficiently and to continue to drive outperformance for customers and shareholders. In the UK these reviews were largely completed during the first half of the year, and we reported a £127 million exceptional charge at 30 September 2018, reflecting £100 million in severance and associated planning and support costs. A net charge of £52 million relating to pension costs is recognised within this amount. No significant additional operational costs have been incurred in the UK since 30 September 2018; however, during the second half of the year we commenced an equivalent programme for our US core business, which has resulted in a charge of £68 million, relating to severance and lease terminations following a decision to exit certain of our properties in New York City. The cash outflow for the year was £93 million.
Massachusetts Gas labour dispute: On 25 June 2018, National Grid implemented a workforce contingency plan across its Massachusetts Gas business following the expiration of contracts for the 1,250 members of the existing workforce. In early January 2019 we reached agreement with the two unions over employment terms and conditions, with affected staff members returning to work in late January 2019. Throughout the duration of the labour dispute, we employed experienced contractors alongside supervisors and workers from other areas of our business to ensure work continued safely, and external contractor activity returned to normal levels in February 2019. In presenting this year’s financial statements, we have excluded the net incremental cost of £283 million on the basis that this ensures adjusted earnings presents a clear view of the financial performance of the US regulated business had the workforce contingency plan not been implemented. The total cash outflow related to the labour dispute was £320 million for the year.
Impairment of nuclear connection development costs: In November 2018, Toshiba announced the cancellation of its NuGen project to build a new nuclear power station at Moorside in Cumbria, and on 23 November 2018, NuGen terminated its connection agreement with UK Electricity Transmission. On 15 February 2019, Hitachi terminated its connection agreements in respect of its Horizon projects at Wylfa and Oldbury. As there is no realistic prospect of these schemes continuing in their present form, we have concluded that it is appropriate to impair the assets we had been developing for over 10 years. After deducting cash inflows relating to termination fees received of £13 million, the net impairment charge was £137 million.
2018
During the year, the Group reached an agreement with LIPA on an amount in final settlement of receivables and payables that arose following the cessation of the Management Services Agreement with LIPA in December 2013. The settlement resulted in a gain of £26 million, which has been recorded as exceptional, consistent with the treatment of gains and losses on the original transaction.
2017
In the US, the Group’s most significant environmental liabilities relate to former manufactured gas plant (MGP) facilities formerly owned or operated by the Group. The sites are subject to both state and federal law in the US. Environmental reserves are re-evaluated at each reporting period. The expenditure is expected to be largely recoverable from rate payers but, under IFRS, no asset can be recorded for this. During 2017, the Group updated its assessment of the gross remediation costs at three key sites in New York, resulting in an increase of £481 million on an undiscounted basis.
The charge booked reflects the Group’s best estimate of future cash outflow, based on notices received from state and federal authorities, and plans developed in response, supported by external consultants where appropriate. In some cases, judgement is also required regarding the Group’s share of the estimated cost, principally at sites where other parties are also potentially liable but where no cost sharing agreement exists.
Also included within the above are charges relating to the impact of a change in the real discount rate from 2% to 1% on our provisions.
A provision of £107 million was made for the demolition of certain non-operational gas holders in the UK. Following the disposal of UK Gas Distribution, the land on which the gas holders are sited was transferred to the Group’s UK property division. The Group’s property division maximises our return from our land portfolio and therefore a constructive obligation exists to demolish the gas holders.
5. Exceptional items and remeasurements continued
Remeasurements
Remeasurements comprise unrealised gains or losses recorded in the consolidated income statement arising from changes in the fair value of certain of our financial assets and liabilities accounted for at fair value through profit and loss (FVTPL). Consistent with prior periods, in the current period these assets and liabilities include commodity contract derivatives and financial derivative instruments to the extent that hedge accounting is not achieved or is not effective.
Following the adoption of IFRS 9 in the current period, this year we have also classified the unrealised gains or losses reported in profit and loss on certain additional assets and liabilities now treated at FVTPL within remeasurements. These relate to the financial assets (which fail the 'solely payments of principal and interest test' under IFRS 9), the money market fund investments used by Group Treasury for cash management purposes and certain financial liabilities which we elected to designate at FVTPL on transition. In all cases, these fair values increase or decrease because of changes in foreign exchange, commodity or other financial indices over which we have no control.
We report unrealised gains or losses relating to certain discrete classes of financial assets accounted for at FVTPL within business performance. These comprise our portfolio of investments made by National Grid Partners, and our investment in Sunrun Neptune 2016 LLC (within NGV and Other). The performance of these assets (including changes in fair value) are included in our assessment of business performance for the relevant business units.
Remeasurements excluded from business performance are made up of the following categories:

i.
Net gains/(losses) on commodity contract derivatives represent mark-to-market movements on certain physical and financial commodity contract obligations in the US. These contracts primarily relate to the forward purchase of energy for supply to customers, or to the economic hedging thereof, that are required to be measured at fair value and that do not qualify for hedge accounting. Under the existing rate plans in the US, commodity costs are recoverable from customers although the timing of recovery may differ from the pattern of costs incurred.

ii.
Net gains/(losses) on derivative financial instruments comprise gains/(losses) arising on derivative financial instruments reported in the consolidated income statement in relation to our debt financing and foreign exchange hedging of the investment funds held by our insurance captives. These exclude gains and losses for which hedge accounting has been effective, and have been recognised directly in the consolidated statement of other comprehensive income or are offset by adjustments to the carrying value of debt (see notes 17 and 32).

iii.	Net gains/(losses) on financial assets measured at FVTPL comprise gains/(losses) on the investment funds held by our insurance captives which are categorised as FVTPL (see note 15).

iv.
Net gains/(losses) on financial liabilities measured at FVTPL comprises the change in the fair value (excluding changes due to own credit risk) of a financial liability that has been designated at FVTPL on transition to IFRS 9 to reduce a measurement mismatch (see note 21).

Items included within tax
2018
The Tax Cuts and Jobs Act (Tax Reform), which was enacted on 22 December 2017, reduced the US corporate tax rate from 35% to 21% with effect from 1 January 2018. Deferred taxes at the reporting date have been measured using these enacted tax rates. This resulted in a one-off deferred tax credit in the year ended 31 March 2018. However, as described in note 11, we expect the overall impact of Tax Reform to be economically neutral for the Group.
2017
The Finance Act 2016, which was enacted on 15 September 2016, reduced the main rate of UK corporation tax to 17% with effect from 1 April 2020. Deferred tax balances have been calculated at this rate for the years ended 31 March 2019 and 31 March 2018.